Accounts Payable and Accrued Liabilities (Details) - Schedule of accounts payable and accrued liabilities - USD ($)	Jun. 30, 2021	Dec. 31, 2020		Dec. 31, 2019
Schedule of accounts payable and accrued liabilities [Abstract]
Deferred CEO compensation	$ 1,073,075	$ 1,028,110		$ 680,400
Research and development expenses		1,045,505		275,429
Legal expenses		437,471		200,062
Professional fees	47,748	253,462		177,096
Interest payable/accrued	291,406	270,000		138,762
Accounting consulting fees		45,904		24,765
Taxes		13,365		14,465
Other		22,107		3,495
Total accounts payable and accrued liabilities	$ 2,779,866	$ 3,115,924	[1]	$ 1,514,474

[1]	Derived from audited financial statements